MERCURY HW Equity
Fund for Insurance
Companies
of Mercury HW Funds


Semi-Annual Report
December 31, 2001


This report is authorized for distribution only to shareholders of Mercury HW Equity Fund for Insurance Companies of Mercury HW Funds. This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Fund or the policies. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information used throughout this report does not include insurance-related fees and expenses. Statements and other information herein are as dated and are subject to change.


Mercury HW Equity Fund for Insurance Companies of
Mercury HW Funds
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



Mercury HW Equity Fund for Insurance Companies


PORTFOLIO INFORMATION
December 31, 2001


Ten Largest                             Percent of
Equity Holdings                         Net Assets

Philip Morris Companies Inc.                4.5%
MetLife, Inc.                               3.6
The Allstate Corporation                    3.4
Eastman Kodak Company                       3.4
Computer Associates International, Inc.     3.2
Aetna Inc. (New Shares)                     2.7
Tricon Global Restaurants, Inc.             2.5
International Paper Company                 2.5
The May Department Stores Company           2.4
The St. Paul Companies, Inc.                2.4



Five Largest                           Percent of
Industries                             Net Assets

Insurance                                  14.1%
Telephone                                   7.5
Electric--Intergrated                       7.1
Paper & Forest Products                     6.0
Banks                                       5.3



PROXY RESULTS
December 31, 2001


During the six-month period ended December 31, 2001, Mercury HW Equity Fund for Insurance Companies' shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on December 10, 2001. The description of each proposal and number of shares voted are as follows:

                                                         Shares Voted   Shares Voted   Shares Voted
                                                             For          Against        Abstain
1. To approve a merger of the Fund with Hotchkis and
   Wiley Equity Fund for Insurance Companies.             3,007,354          0              0

2. To approve a new investment advisory agreement
   with Hotchkis and Wiley Capital Management, LLC.        3,007,354          0              0



Mercury HW Equity Fund for Insurance Companies


DEAR SHAREHOLDER:


We are pleased to present to you this semi-annual report for Mercury HW Equity Fund for Insurance Companies for the six months ended
December 31, 2001.

Despite strong intervention by the Federal Reserve Board, the US equity market posted steep declines during 2001 as fear of an economic recession, which was intensified by the events of September 11, 2001, sent investors scrambling for cover. Eleven interest rate cuts during the year, totaling 4.25%, lowered the Federal Funds rate to 1.75% by year end, its lowest level since July 1961. Although the economic stimulus was considerable, it was not enough to fully turn around the market's decline. The unmanaged Standard & Poor's 500 (S&P 500) Index ended the year with a negative 11.87% return. In the last two years, the S&P 500 Index has lost 20% of its value, the worst two-year performance period for the Index in 23 years.

Of the ten sectors comprising the S&P 500 Index, only the materials and consumer discretionary sectors posted positive returns for the year, benefiting from a fourth-quarter rally that favored cyclicals as investors looked beyond the current environment to a 2002 economic recovery. The Fund outperformed both the broad market and value-oriented indexes by a large margin for the six months ended December 31, 2001, which can be attributed mainly to a heavy exposure in the undervalued manufacturing cyclicals, an underweight in technology and superior stock selection in eight of the S&P 500 Index's ten sectors.

For the six months ended December 31, 2001, the Fund had a total return of -0.81%, compared to the unmanaged S&P 500 Index return of -5.55%. Security selection played a large role in the Fund's relative outperformance during this six-month period, with the stock selection in three sectors (utilities, industrials and materials) contributing 100 basis points (1.00%) or more to the Fund's relative performance. With respect to total attribution effects (sector allocation and security selection combined), the materials sector contributed most to the Fund's outperformance, fueled in a large part by the Fund's paper and forest product holdings such as International Paper Company (+14.4%). The Fund also benefited considerably from favorable allocation, selection or a combination of the two in the information technology and industrials sectors, both of which contributed more than 100 basis points each to the period's relative return. Weakness resulted from security selection and an above-market weight in the consumer discretionary sector, a group that was dealt a severe blow by the events of September 11.

Looking ahead, we continue to favor the undervalued cyclical areas of the market. To take advantage of these opportunities, we are maintaining a heavy overweighted position in the consumer discretionary and materials sectors, where for many of these companies normalized return on equity far exceeds current prospects. Our premise remains clear: The market tends to recognize the intrinsic valuation of companies as they revert upward to their normalized return on equity levels, thus rewarding the disciplined and patient value investor.


In Conclusion
The Trust's Board of Trustees and the Fund's shareholders have approved a reorganization that will result in the Fund's assets and liabilities being acquired by Hotchkis and Wiley Funds on behalf of the Hotchkis and Wiley Equity Fund for Insurance Companies (the "Hotchkis and Wiley Fund"). Shareholders of the Fund are expected to become shareholders of the Hotchkis and Wiley Fund on February 4, 2002. We appreciate your support of Mercury HW Equity Fund for Insurance Companies.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President



(Sheldon Lieberman)
Sheldon Lieberman
Portfolio Manager



(Gail Bardin)
Gail Bardin
Portfolio Manager



January 28, 2002



Mercury HW Equity Fund for Insurance Companies


FUND PERFORMANCE DATA
December 31, 2001


About Fund Performance
None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Fund's investment adviser reimburses all annual operating expenses of the Fund other than investment advisory fees. If the investment adviser did not pay such expenses, net returns would be lower.

Recent Performance Results

                                                                                   Since
                                                    6-Month        12-Month      Inception
As of December 31, 2001                           Total Return   Total Return   Total Return
Mercury HW Equity Fund for Insurance Companies*       -0.81%        + 8.92%       +183.39%
Standard &Poor's 500 Index**                          -5.55         -11.87        +211.09

*The Fund commenced operations on 1/29/1993.
**An unmanaged broad-based Index comprised of common stocks. Since inception total return is from 1/29/1993.



Average Annual Total Return
                                                        %Return

One Year Ended 12/31/2001                                + 8.92%
Five Years Ended 12/31/2001                              +10.35
Inception (1/29/1993) through 12/31/2001                 +12.39



Mercury HW Equity Fund for Insurance Companies


SCHEDULE OF INVESTMENTS
December 31, 2001

COMMON STOCKS--94.3%
                                                                                   In US Dollars
                                                                            Shares Held         Value
Aerospace & Defense--1.9%
  Lockheed Martin Corporation                                                   17,000        $   793,390
  Rockwell International Corporation                                             6,500            116,090
                                                                                              -----------
                                                                                                  909,480
                                                                                              -----------

Apparel/Textiles--0.5%
  Russell Corporation                                                           16,600            249,166
                                                                                              -----------

Appliances and Furniture--0.5%
  Whirlpool Corporation                                                          3,400            249,322
                                                                                              -----------

Auto--Truck--2.9%
  Ford Motor Company                                                            42,012            660,429
  General Motors Corporation                                                    15,201            738,769
                                                                                              -----------
                                                                                                1,399,198
                                                                                              -----------

Auto Components--3.0%
  ArvinMeritor, Inc.                                                             7,600            149,264
  Dana Corporation                                                              34,300            476,084
  Delphi Automotive Systems Corporation                                         17,525            239,392
  TRW Inc.                                                                      14,800            548,192
  Visteon Corporation                                                            2,797             42,067
                                                                                              -----------
                                                                                                1,454,999
                                                                                              -----------

Banks--5.3%
  Bank One Corporation                                                          21,900            855,195
  KeyCorp                                                                       28,000            681,520
  UnionBanCal Corporation                                                        7,800            296,400
  Wachovia Corporation                                                          22,870            717,203
                                                                                              -----------
                                                                                                2,550,318
                                                                                              -----------

Chemicals--1.9%
  The Dow Chemical Company                                                      26,449            893,447
  Millennium Chemicals Inc.                                                        300              3,780
                                                                                              -----------
                                                                                                  897,227
                                                                                              -----------

Commercial Services & Supplies--2.4%
  Waste Management, Inc.                                                        36,030          1,149,717
                                                                                              -----------

Communications Equipment--0.6%
  ++Tellabs, Inc.                                                               18,100            270,595
                                                                                              -----------

Computer Services/Software--3.2%
  Computer Associates International, Inc.                                       43,700          1,507,213
                                                                                              -----------

Computers & Peripherals--2.3%
  ++Gateway Inc.                                                               138,500          1,113,540
                                                                                              -----------

Containers--1.5%
  ++Pactiv Corporation                                                          40,300            715,325
                                                                                              -----------

Diversified Financials--0.4%
  Stilwell Financial, Inc.                                                       7,400            201,428
                                                                                              -----------

Electric--Integrated--7.1%
  American Electric Power Company, Inc.                                          4,500            195,885
  CMS Energy Corporation                                                        14,400            346,032
  DTE Energy Company                                                            16,900            708,786
  ++Edison International                                                        12,100            182,710
  Entergy Corporation                                                            8,300            324,613
  Exelon Corporation                                                            13,700            655,956
  PPL Corporation                                                                4,837            168,569


See Notes to Financial Statements.


Mercury HW Equity Fund for Insurance Companies


SCHEDULE OF INVESTMENTS (Continued)
December 31, 2001

                                                                                   In US Dollars
                                                                            Shares Held         Value
Electric--Integrated (concluded)
  Public Service Enterprise Group Incorporated                                  11,300        $   476,747
  SCANA Corporation                                                             12,332            343,200
                                                                                              -----------
                                                                                                3,402,498
                                                                                              -----------

Electric Utilities--1.6%
  FirstEnergy Corp.                                                              4,179            146,181
  TXU Corp.                                                                     13,102            617,759
                                                                                              -----------
                                                                                                  763,940
                                                                                              -----------

Electrical Equipment--0.3%
  Rockwell Collins                                                               6,400            124,800
                                                                                              -----------
Food Products--1.9%
  Kraft Foods Inc. (Class A)                                                    16,100            547,883
  Sara Lee Corporation                                                          15,400            342,342
                                                                                              -----------
                                                                                                  890,225
                                                                                              -----------

Gas Utilities--0.0%
  Peoples Energy Corporation                                                       100              3,793
                                                                                              -----------

Health Care Equipment & Supplies--0.6%
  Bausch & Lomb Incorporated                                                     8,000            301,280
                                                                                              -----------

Hotels, Restaurants & Leisure--5.2%
  Carnival Corporation                                                           5,500            154,440
  ++Mandalay Resort Group                                                       23,500            502,900
  P & O Princess Cruises PLC (ADR)(a)                                           15,300            354,960
  ++Park Place Entertainment Corporation                                        29,200            267,764
  ++Tricon Global Restuarants, Inc.                                             24,700          1,215,240
                                                                                              -----------
                                                                                                2,495,304
                                                                                              -----------

Insurance--14.1%
  Aetna Inc. (New Shares)                                                       38,700          1,276,713
  Allmerica Financial Corporation                                                4,500            200,475
  The Allstate Corporation                                                      48,700          1,641,190
  Lincoln National Corporation                                                  11,800            573,126
  MetLife, Inc.                                                                 55,050          1,743,984
  ++Prudential Financial, Inc.                                                   4,000            132,760
  The St. Paul Companies, Inc.                                                  26,200          1,152,014
                                                                                              -----------
                                                                                                6,720,262
                                                                                              -----------

Insurance--Life--1.6%
  ++The Principal Financial Group, Inc.                                         31,400            753,600
                                                                                              -----------

Leisure/Toys--1.4%
  Fortune Brands, Inc.                                                          16,900            669,071
                                                                                              -----------

Leisure Equipment & Products--3.4%
  Eastman Kodak Company                                                         55,100          1,621,593
                                                                                              -----------

Machinery--1.2%
  CNH Global NV                                                                 40,900            249,081
  Harsco Corporation                                                             9,400            322,420
                                                                                              -----------
                                                                                                  571,501
                                                                                              -----------

Marine--0.5%
  Teekay Shipping Corporation                                                    6,100            212,585
                                                                                              -----------

Metals & Mining--1.9%
  Alcan Aluminium Ltd.                                                           6,500            233,545
  Alcoa Inc.                                                                    19,416            690,239
                                                                                              -----------
                                                                                                  923,784
                                                                                              -----------

See Notes to Financial Statements.


Mercury HW Equity Fund for Insurance Companies


SCHEDULE OF INVESTMENTS (Concluded)
December 31, 2001

                                                                                   In US Dollars
                                                                            Shares Held         Value
Multiline Retail--2.8%
  J.C. Penney Company, Inc.                                                     22,700        $   610,630
  Sears, Roebuck & Co.                                                          15,600            743,184
                                                                                              -----------
                                                                                                1,353,814
                                                                                              -----------

Oil--Domestic--2.2%
  Occidental Petroleum Corporation                                              40,100          1,063,853
                                                                                              -----------
Paper & Forest Products--6.0%
  International Paper Company                                                   29,665          1,196,983
  Plum Creek Timber Company Inc.                                                26,371            747,618
  Weyerhaeuser Company                                                          17,400            940,992
                                                                                              -----------
                                                                                                2,885,593
                                                                                              -----------

Retail--Department Stores--2.4%
  The May Department Stores Company                                             31,600          1,168,568
                                                                                              -----------

Satellite Telecom--0.1%
  ++General Motors Corporation (Class H)                                         1,500             23,175
                                                                                              -----------

Savings & Loans--1.6%
  Washington Mutual, Inc.                                                       23,136            756,547
                                                                                              -----------

Telephone--7.5%
  ALLTEL Corporation                                                            12,400            765,452
  AT&T Corp.                                                                    39,050            708,367
  SBC Communications Inc.                                                       14,590            571,490
  Sprint Corporation                                                            28,270            567,662
  Verizon Communications                                                        20,188            958,122
                                                                                              -----------
                                                                                                3,571,093
                                                                                              -----------

Tobacco--4.5%
  Philip Morris Companies Inc.                                                  46,500          2,132,025
                                                                                              -----------

Total Common Stocks (Cost--$39,078,147)                                                        45,076,432
                                                                                              -----------

Total Investments (Cost--$39,078,147)--94.3%                                                   45,076,432
Time Deposit*--5.8%                                                                             2,793,761
Liabilities in Excess of Other Assets--(0.1%)                                                    (49,221)
                                                                                              -----------
Net Assets--100.0%                                                                            $47,820,972
                                                                                              ===========

*Time deposit bears interest at 0.55% and matures on 1/02/2002.
++Non-income producing security.
(a)American Depositary Receipts (ADR).

See Notes to Financial Statements.


Mercury HW Equity Fund for Insurance Companies


STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001

Assets:
  Investments, at value (identified cost--$39,078,147)                                       $ 45,076,432
  Time deposit                                                                                  2,793,761
  Cash                                                                                              1,713
  Receivables:
     Dividends                                                            $    108,017
     Interest                                                                       85            108,102
                                                                          ------------       ------------
  Prepaid expenses and other assets                                                                 2,423
  Total assets                                                                                 47,982,431
                                                                                             ------------

Liabilities:
  Payables:
     Securities purchased                                                      142,053
     Investment adviser                                                         11,864
     Capital shares redeemed                                                     7,500            161,417
                                                                          ------------
  Accrued expenses and other liabilities                                                               42
                                                                                             ------------
  Total liabilities                                                                               161,459
                                                                                             ------------

Net Assets:
  Net assets                                                                                 $ 47,820,972
                                                                                             ============

Net Assets Consist of:
  Paid-in capital                                                                            $ 40,440,387
  Undistributed investment income--net                                                             12,236
  Undistributed realized capital gains on investments--net                                      1,370,064
  Unrealized appreciation on investments--net                                                   5,998,285
                                                                                             ------------
  Net assets--Equivalent to $14.74 per share based on 3,243,381
  shares outstanding++                                                                       $ 47,820,972
                                                                                             ============

++Unlimited shares of no par value authorized.

See Notes to Financial Statements.


Mercury HW Equity Fund for Insurance Companies


STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2001

Investment Income:
  Dividends (net of $549 foreign withholding tax)                                            $    580,802
  Interest                                                                                         12,236
                                                                                             ------------
  Total income                                                                                    593,038
                                                                                             ------------

Expenses:
  Investment advisory fees                                                $   1 20,157
  Accounting services                                                           16,518
  Professional fees                                                             10,526
  Printing and shareholder reports                                               8,173
  Custodian fees                                                                 5,057
  Trustees' fees and expenses                                                    2,210
  Transfer agent fees                                                              490
  Pricing fees                                                                     174
  Other expenses                                                                 2,206
                                                                          ------------
  Total expenses before reimbursement                                          165,511
  Reimbursement of expenses                                                   (45,354)
                                                                          ------------

  Total expenses after reimbursement                                                              120,157
                                                                                             ------------
  Investment income--net                                                                          472,881
                                                                                             ------------

Realized & Unrealized Gain (Loss) on Investments--Net:
  Realized gain on investments--net                                                             2,970,813
  Change in unrealized appreciation (depreciation) on investments--net                        (3,633,547)
                                                                                             ------------
  Net Decrease in Net Assets Resulting from Operations                                       $  (189,853)
                                                                                             ============

See Notes to Financial Statements.


Mercury HW Equity Fund for Insurance Companies


STATEMENTS OF CHANGES IN NET ASSETS

                                                                          For the Six         For the
                                                                          Months Ended       Year Ended
                                                                         December 31,        June 30,
Increase (Decrease) in Net Assets:                                            2001              2001
Operations:
  Investment income--net                                                  $    472,881       $    989,052
  Realized gain on investments--net                                          2,970,813          1,913,881
  Change in unrealized appreciation (depreciation) on investments--net     (3,633,547)          8,660,777
                                                                          ------------       ------------
  Net increase (decrease) in net assets resulting from operations            (189,853)         11,563,710
                                                                          ------------       ------------

Dividends & Distributions to Shareholders:
  Investment income--net                                                     (489,965)          (962,736)
  Realized gain on investments--net                                        (2,239,322)        (1,089,276)
                                                                          ------------       ------------
  Net decrease in net assets resulting from dividends and
  distributions to shareholders                                            (2,729,287)        (2,052,012)
                                                                          ------------       ------------

Capital Share Transactions:
  Increase in net assets derived from capital share transactions             4,187,084          2,014,657
                                                                          ------------       ------------

Net Assets:
  Total increase in net assets                                               1,267,944         11,526,355
  Beginning of period                                                       46,553,028         35,026,673
                                                                          ------------       ------------
  End of period*                                                          $ 47,820,972       $ 46,553,028
                                                                          ============       ============

  *Undistributed investment income--net                                   $     12,236       $     29,320
                                                                          ============       ============

See Notes to Financial Statements.


Mercury HW Equity Fund for Insurance Companies


FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.


                                                        For the
                                                          Six
                                                        Months
                                                         Ended
                                                       Dec. 31,            For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                   2001       2001       2000       1999        1998
Per Share Operating Performance:
  Net asset value, beginning of period                 $  15.81    $  12.50   $  17.46   $  18.55   $  16.32
                                                       --------    --------   --------   --------   --------
  Investment income--net                                    .15         .35        .39        .41        .41
  Realized and unrealized gain (loss) on
  investments--net                                        (.33)        3.68     (3.75)        .70       3.31
                                                       --------    --------   --------   --------   --------
  Total from investment operations                        (.18)        4.03     (3.36)       1.11       3.72
                                                       --------    --------   --------   --------   --------
  Less dividends and distributions:
     Investment income--net                               (.16)       (.34)      (.39)      (.41)      (.41)
     Realized gain on investments--net                    (.73)       (.38)     (1.21)     (1.79)     (1.08)
                                                       --------    --------   --------   --------   --------
  Total dividends and distributions                       (.89)       (.72)     (1.60)     (2.20)     (1.49)
                                                       --------    --------   --------   --------   --------
  Net asset value, end of period                       $  14.74    $  15.81   $  12.50   $  17.46   $  18.55
                                                       ========    ========   ========   ========   ========

Total Investment Return:
  Based on net asset value per share                  (.81%)+++      33.01%   (19.74%)      7.29%     23.69%
                                                       ========    ========   ========   ========   ========

Ratios to Average Net Assets:
  Expenses, net of reimbursement                          .52%*        .52%       .53%       .52%       .52%
                                                       ========    ========   ========   ========   ========
  Expenses                                                .72%*        .69%       .68%       .65%       .73%
                                                       ========    ========   ========   ========   ========
  Investment income--net                                 2.07%*       2.40%      2.69%      2.41%      2.27%
                                                       ========    ========   ========   ========   ========

Supplemental Data:
  Net assets, end of period (in thousands)             $ 47,821    $ 46,553   $ 35,027   $ 43,679   $ 40,730
                                                       ========    ========   ========   ========   ========
  Portfolio turnover                                        22%         31%        21%        14%        21%
                                                       ========    ========   ========   ========   ========

*Annualized.
++Aggregate total investment return.

See Notes to Financial Statements.


Mercury HW Equity Fund for Insurance Companies


NOTES TO FINANCIAL STATEMENTS
December 31, 2001


Note 1.  Significant Accounting Policies:
Mercury HW Equity Fund for Insurance Companies (the "Fund") is a fund of Mercury HW Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which is organized as a Massachusetts business trust. The majority shareholder of the Fund is The Prudential Insurance Company of America. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. Shares of the Fund are offered only to insurance companies. The Fund issues a single class (Investor Class) of shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(e) Expenses--Common expenses incurred by the Trust are allocated among the funds based upon: (i) relative net assets; (ii) as incurred on a specific identification basis; or (iii) evenly among the funds, depending on the nature of the expenditure.



Mercury HW Equity Fund for Insurance Companies


NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2001



Note 2.  Investment Advisory Agreement and Transactions with
Affiliates:
The Trust has entered into an Investment Advisory Agreement for the Fund with Hotchkis and Wiley Capital Management, LLC (the "Advisor"). The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens-H&W, a limited liability company whose primary member is Stephens Group, Inc., which is a diversified holding company. The Advisor is responsible for the management of the Fund's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .60% of the first $10 million and .50% in excess of $10 million of the average daily value of the Fund's net assets. The Advisor pays all of the annual operating expenses relating to the Fund other than investment advisory fees. For the six months ended December 31, 2001, the Advisor, or the Fund's former advisor, paid $45,354 of operating expenses on behalf of the Fund.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended December 31, 2001, the Fund reimbursed the Advisor, or the Fund's former advisor, $1,593 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FDS and/or ML & Co.


Note 3.  Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2001 were $9,971,434 and $9,511,356, respectively.

Net realized gains for the six months ended December 31, 2001 and net unrealized gains as of December 31, 2001 were as follows:


                                    Realized     Unrealized
                                      Gains         Gains

Long-term investments              $2,970,813     $5,998,285
                                   ----------     ----------
Total                              $2,970,813     $5,998,285
                                   ==========     ==========


As of December 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $5,998,285, of which $8,296,491 related to appreciated securities and $2,298,206 related to depreciated securities. The aggregate cost of investments at December 31, 2001 for Federal income tax purposes was $39,078,147.


Note 4.  Capital Share Transactions:
Transactions in capital shares were as follows:



For the Six Months                                  Dollar
Ended December 31, 2001               Shares        Amount

Shares sold                           165,743     $2,312,109
Shares issued to shareholders
in reinvestment of dividends
and distributions                     192,437      2,729,287
                                   ----------     ----------
Total issued                          358,180      5,041,396
Shares redeemed                      (59,048)      (854,312)
                                   ----------     ----------
Net increase                          299,132     $4,187,084
                                   ==========     ==========



Mercury HW Equity Fund for Insurance Companies


NOTES TO FINANCIAL STATEMENTS (Concluded)
December 31, 2001



For the Year                                        Dollar
Ended June 30, 2001                   Shares        Amount

Shares sold                                10     $      146
Shares issued to shareholders
in reinvestment of dividends
and distributions                     144,604      2,052,012
                                   ----------     ----------
Total issued                          144,614      2,052,158
Shares redeemed                       (2,634)       (37,501)
                                   ----------     ----------
Net increase                          141,980     $2,014,657
                                   ==========     ==========



Note 5.  Subsequent Event:
The Trust's Board of Trustees approved a proposal to terminate the Fund effective January 31, 2002.



Mercury HW Equity Fund for Insurance Companies


OFFICERS AND TRUSTEES


Joe Grills, Trustee
Madeline A. Kleiner, Trustee
Richard R. West, Trustee
Terry K. Glenn, President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260